Average Annual Total Returns - Advisor Class and Class M - PIMCO Emerging Markets Bond Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	M 1 Year	M 5 Years	M 10 Years	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) 1 Year	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) 5 Years	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes) 10 Years
Total	6.60%	7.64%	5.22%	6.38%	7.43%	5.02%	5.88%	6.84%	5.97%